S000002876 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	20.05%	14.15%	14.39%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	19.86%	13.95%	14.20%
Class III
Prospectus [Line Items]
Average Annual Return, Percent	19.73%	13.85%	14.08%